Other Assets - Summary of Detailed Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Other Assets [Line Items]
Value-added taxes receivable	$ 3,422
Deferred financing costs	1,801	$ 936
Consumable stores inventory		1,392
Derivative assets	341
Other receivables and deposits	749	841
Total	15,582	9,092
Inca One [member]
Disclosure of Other Assets [Line Items]
Non-current receivable from sale of subsidiary	4,800	$ 5,923
Elk Gold [member]
Disclosure of Other Assets [Line Items]
Non-current receivable from sale of subsidiary	$ 4,469